Preferred Stock and Stockholders' Equity (Deficit) - Additional Information (Detail) - USD ($)		1 Months Ended			9 Months Ended	12 Months Ended
	Feb. 04, 2014	Aug. 31, 2014	Feb. 28, 2014	Jan. 31, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Class of Stock [Line Items]
Preferred stock converted into common stock	11,151,192						11,151,192
Shares sold in initial public offering		4,600,000	6,325,000
Initial public offering price per share		$ 9.50	$ 8.00
Preferred stock, shares outstanding					0	0	0
Convertible promissory notes, Accrued interest	$ 20,000
Convertible promissory notes converted into common stock	139,644
Shares reserved for issuance						3,050,530	12,953,676
Common stock reserved for issuance, description					The number of shares of common stock reserved for issuance will automatically increase on January 1 of each calendar year through January 1, 2023 by the least of (1) 1% of the total number of shares of the Company's common stock outstanding on December 31 of the preceding calendar year, (2) 384,307 shares, or (3) a number determined by the Company's board of directors that is less than (1) and (2).	The number of shares of common stock reserved for issuance will automatically increase on January 1 of each calendar year, from January 1, 2015 through January 1, 2023 by the least of (1) 1% of the total number of shares of the Company's common stock outstanding on December 31 of the preceding calendar year, (2) 384,307 shares, or (3) a number determined by the Company's board of directors that is less than (1) and (2).
Weighted-average grant date fair value of employee option grants						$ 7.36	$ 7.27	$ 0.75
Aggregate intrinsic value of options exercised						$ 3,900,000
Options exercised						340,220
Stock-based compensation expense						$ 3,319,000	$ 1,388,000	$ 298,000
Unrecognized compensation cost					$ 7,300,000	$ 8,900,000
Unrecognized compensation cost expected to be recognized as expense period					2 years 10 months 24 days	3 years
Series A-1 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock converted into common stock	971,820
Preferred stock, shares outstanding	127,140,530
Junior Preferred Convertible Stock [Member]
Class of Stock [Line Items]
Preferred stock converted into common stock	10,179,372
Preferred stock, shares outstanding	12,138,080
Series A-1 Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of warrants	2,895,570
Common Stock [Member]
Class of Stock [Line Items]
Shares sold in initial public offering						4,600,000
Conversion of warrants	231,821
Options exercised						340,220
Prior to initial public offering in 2014 [Member]
Class of Stock [Line Items]
Options exercised							0
Common Stock Options [Member] | Maximum [Member]
Class of Stock [Line Items]
Options, expiration Period					10 years	10 years
Common Stock Options [Member] | Minimum [Member]
Class of Stock [Line Items]
Options, vesting period					4 years	4 years
Promissory Notes [Member]
Class of Stock [Line Items]
Convertible promissory notes, Principle balance outstanding	$ 1,097,017
Prior Plans [Member] | Common Stock Options [Member]
Class of Stock [Line Items]
Shares available for grant					0				0
2013 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock authorized for issuance			1,473,738
Percentage of common stock outstanding to increase shares reserved for issuance			5.00%
Common stock reserved for issuance, description					Additionally, the 2013 Equity Incentive Plan provides for the grant of performance cash awards. The number of shares of common stock reserved for issuance under the 2013 Equity Incentive Plan will automatically increase on January 1 of each year continuing through and including January 1, 2023 by 5% of the total number of shares of the Company's capital stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares determined by the Company's board of directors.	Additionally, the 2013 Plan provides for the grant of performance cash awards. Initially, the aggregate number of shares of common stock that may be issued pursuant to stock awards under the 2013 Plan is the sum of (1) 1,473,738 shares, plus (2) the number of shares (not to exceed 1,569,905 shares) (i) the 26,294 shares reserved for issuance under the 2012 Plan at the time the 2013 Plan became effective, and (ii) any shares subject to outstanding stock options or other stock awards that were granted under the Prior Plans that are forfeited, terminate, expire or are otherwise not issued. Additionally, the number of shares of common stock reserved for issuance under the 2013 Plan will automatically increase on January 1 of each year, beginning on January 1, 2015 and continuing through and including January 1, 2023, by 5% of the total number of shares of the Company’s capital stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares determined by the Company’s board of directors.
2013 Equity Incentive Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock authorized for issuance			1,569,905
2012 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Shares reserved for issuance			26,294
2013 Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Common stock authorized for issuance			165,732
Percentage of common stock outstanding to increase shares reserved for issuance			1.00%	1.00%
Stock-based compensation expense						$ 100,000
2013 Employee Stock Purchase Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock authorized for issuance			384,307	384,307